Share-based payment arrangements	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements	Share-based payment arrangements
Description of share-based payment arrangements:
All remaining share-based payments have been settled in 2023.
During 2022 and 2023, the Group had the following share-based payment arrangements:
Long term incentive plan 2015 (Equity-settled)
All stock options were settled in 2022, all RSUs were exercised in 2018. The total employee benefit expense recognized in the consolidated statement of profit or loss during 2022 with respect to the LTIP 2015 was $1.8 million.
Long term incentive plan 2018 (Cash-settled)
All remaining phantom stocks were vested in 2022. The compensation income recognized in the consolidated statement of profit or loss during 2022 was $0.6 million.

Transaction Based Incentive Plan 2019 (Cash-settled)

All remaining phantom stocks were vested in 2022. The compensation expense recognized in the consolidated statement of profit or loss during 2022 was $7.4 million.

Long term incentive plan 2019 (Equity-settled)

During 2022, 105,626 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. The compensation income recognized in the consolidated statement of profit or loss during 2022 was $0.6 million.

Long term incentive plan 2020 (Equity-settled)

As of December 31, 2023, 88,127 RSUs were vested, which have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was $0.2 million and in 2022 an expense of $0.4 million.

Long term incentive plan 2021 (Equity-settled)

As of December 31, 2023, 131,529 RSUs were vested consisting of 64,414 RSUs which were vested at the first anniversary date, 14,530 at the second anniversary date and 52,585 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the shares of Frontline. In total 131,529 RSUs have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was an expense of $0.8 million and in 2022 an expense of $0.7 million.

Long term incentive plan 2022 (Equity-settled)

As of December 31, 2023, 110,730 RSU's were vested consisting of 12,203 RSUs which were vested at the first anniversary date and 98,527 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the shares of Frontline. In total 110,730 RSUs have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was $1.3 million.

Long term incentive plan 2023 (Equity-settled)

As of December 31, 2023, 120,079 RSU's were vested due to the change of control whereby CMB acquired the shares of Frontline and all RSUs have been transferred to the beneficiaries out of treasury shares. The compensation expense recognized in the consolidated statement of profit or loss during 2023 was $1.6 million.

Measurement of Fair Value

The fair value of the employee share options under the 2015 LTIP has been measured using the Black-Scholes formula. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value.
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	1.853	1.853	1.853
Share price at grant date	10.050	10.050	10.050
Exercise price	10.0475	10.0475	10.0475
Expected volatility (weighted average)	39.63%	39.63%	39.63%
Expected life (days) (weighted average)	365	730	1,095
Expected dividends	8%	8%	8%
Risk-free interest rate	0.66%	0.66%	0.66%

Expected volatility has been based on an evaluation of the historical volatility of the Company's share price, particularly over historical periods commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior using a Monte Carlo simulation.
The liability in respect of its obligations under the LTIP 2018 is measured based on the Company's share price at the reporting date and taking into account the extent to which the services have been rendered to date. One-third of the phantom stocks granted on February 16, 2018 was vested on the second anniversary, one-third on the third anniversary and one-third on the fourth anniversary. As of December 31, 2024 and December 31, 2023, no phantom stocks remained outstanding. The Company's share price was EUR 7.237 at the grant date of the LTIP 2018 and EUR 15.69 as at December 31, 2022.
The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binominal model with cost being spread of the expected vesting period over the various tranches. The vesting and settlement of the TBIP is spread over a timeframe of five years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when the Fair Market Value (FMV) reaches $12 (decreased with the amount of dividend paid since grant, if any), the second tranche of 19% vesting when the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any), the third tranche of 25% vesting when the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the fourth tranche of 44% vesting when the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date. In total a number of 1,200,000 phantom stock units were granted on January 8, 2019 and the first tranche of 12% was vested in the first quarter of 2020. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived. The second tranche of 19% was vested in the second quarter of 2022, the third and fourth tranche of 25% and 44% were vested in the third quarter of 2022. As of December 31, 2024 and December 31, 2023, no phantom stocks were outstanding.

The inputs used in measurement of the fair value at grant date for the TBIP was as follows:

	TBIP
	Tranche 1	Tranche 2	Tranche 3	Tranche 4
Risk-free interest rate	1.69%	1.69%	1.69%	1.69%
Annual volatility	33.43%	33.43%	33.43%	33.43%
Expected vesting period (years)	3.05	3.38	3.69	3.98

The liability in respect of its obligations under the LTIP 2019, LTIP 2020, LTIP 2021, LTIP 2022 and LTIP 2023 is subject for 75% to a relative TSR (Total Shareholder Return) compared to a peer group over a three years period. Each yearly measurement to be worth 1/3rd of 75% of the award. And subject for 25% to an absolute TSR of the Company's shares measured each year for 1/3 of 25% of the award. In total 152,346 RSUs were granted on April 1, 2019 in relation to the LTIP 2019, 144,392 RSUs were granted on April 1, 2020 in relation to the LTIP 2020, 193,387 RSUs were granted on April 1, 2021 in relation to the LTIP 2021, 163,022 RSUs were granted on April 1, 2022 in relation to the LTIP 2022 and 120,079 RSUs were granted on April 1, 2023 in relation to the LTIP 2023. As of December 31, 2023, 88,127 RSUs were vested in relation to the LTIP 2020, 131,529 RSUs were vested in relation to the LTIP 2021, 110,730 RSUs were vested in relation to the LTIP 2022 and 120,079 RSUs were vested in relation to the LTIP 2023. All RSUs have been transferred to the beneficiaries out of treasury shares.

Expenses recognized in profit or loss
For details on related employee benefits expense, see Note 5 and Note 18. The expenses related to the LTIP 2015, LTIP 2017, LTIP 2018, TBIP 2019, LTIP 2019, LTIP 2020, LTIP 2021, LTIP 2022 and LTIP 2023 (2024: expense of $0 million,
2023: expense of $3.9 million and 2022: expense of $9.2 million) are included in employee benefits and administrative expenses.

Reconciliation of outstanding share options

The number and weighted-average exercise prices of options under the 2015 LTIP were as follows:

(figures in EUR)	Number of options 2022	Weighted average exercise price 2022	Number of options 2021	Weighted average exercise price 2021
Outstanding at January 1	236,590	7.732	236,590	7.732
Forfeited during the year	—	—	—	—
Settled during the year	(236,590)	6.843	—	—
Granted during the year	—	—	—	—
Outstanding at December 31	—	—	236,590	7.732
Vested at December 31	—	—	236,590	—

There were no outstanding share options since December 31, 2022.